united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 06/30

Date of reporting period: 3/31/16

Item 1. Schedule of Investments.

Equinox IPM Systematic Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

	Principal Amount		Coupon Rate %	Maturity Date	Fair Value
		U.S. TREASURY NOTES - 28.7%
	$ 50,000,000	United States Treasury Note	0.6250	10/15/2016	$ 50,048,850
	50,000,000	United States Treasury Note	0.8750	1/31/2017	50,111,350
	20,000,000	United States Treasury Note	1.0000	9/30/2016	20,056,240
		(Total U.S. Treasury Notes - $120,217,745)			120,216,440

		SHORT-TERM INVESTMENTS - 31.1%
		U.S. TREASURY BILLS - 31.1%
	30,000,000	United States Treasury Bill (a)	0.1900	4/28/2016	29,995,727
	50,000,000	United States Treasury Bill (a)	0.2600	7/21/2016	49,959,903
	700,000	United States Treasury Bill (a)	0.3100	9/15/2016	699,009
	50,000,000	United States Treasury Bill (a)	0.6350	3/2/2017	49,704,495
		(Total Short-Term Investments - $130,359,134)			130,359,134

		TOTAL INVESTMENTS - 59.8% (Cost - $250,576,879) (b)			$ 250,575,574
		OTHER ASSETS AND LIABILITIES - NET - 40.2%			168,038,513
		TOTAL NET ASSETS - 100.0%			$ 418,614,087

(a)	Represents discount rate at the time of purchase.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $250,576,879 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

				Unrealized Appreciation:	$ 13,497
				Unrealized Depreciation:	(14,802)
				Net Unrealized Depreciation:	$ (1,305)

		SWAP CONTRACT+			Unrealized Appreciation
		Total return swap with Deutsche Bank AG, London Branch. The swap provides exposure to the total returns of the IPM Systematic Macro Trading Program of IPM Informed Portfolio Management AB ("IPM") calculated on a daily basis with reference to a customized reference index that is proprietary to Deutsche Bank. The reference index is comprised at any given time of trading positions selected by IPM that include exchange traded futures and options in relation to equity, fixed income, interest rates, and currency asset classes traded on certain exchanges. Under the terms of the swap, Equinox has the ability to periodically adjust the notional level of the swap. The swap was effective on July 8, 2015 and has a term of one year therefrom unless earlier terminated. In addition, the swap provides for a fee of 0.35% to Deutsche Bank accrued on the notional level of the swap. (Notional Value $3,215,000)
		Total Net Unrealized Appreciation on Swap Contract			$ 729,799

+	This investment is a holding of Equinox IPM Systematic Macro LLC, a Delaware Limited Liability Company.

Equinox IPM Systematic Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Contracts		Unrealized Appreciation (Depreciation)
	LONG FUTURES CONTRACTS
859	Brazilian Real Future May 2016
	(Underlying Face Amount at Fair Value $23,725,580)	$ 476,745
102	CAC 40 10 Euro Future April 2016
	(Underlying Face Amount at Fair Value $5,093,557)	(69,404)
72	Dax Index June 2016
	(Underlying Face Amount at Fair Value $20,505,600)	69,120
413	Euro FX Currency Future June 2016
	(Underlying Face Amount at Fair Value $58,904,125)	931,831
700	Euro-Bund Future June 2016
	(Underlying Face Amount at Fair Value $130,237,800)	605,133
377	FTSE/MIS Index Future June 2016
	(Underlying Face Amount at Fair Value $38,000,248)	(856,078)
31	Hang Seng Index Future April 2016
	(Underlying Face Amount at Fair Value $4,157,644)	89,346
75	IBEX-35 Index April 2016
	(Underlying Face Amount at Fair Value $7,424,651)	(242,383)
119	Japan 10 Year Future June 2016
	(Underlying Face Amount at Fair Value $160,174,000)	41,636
1,156	Japanese Yen Future June 2016
	(Underlying Face Amount at Fair Value $128,662,800)	527,425
164	Mexican Peso Future June 2016
	(Underlying Face Amount at Fair Value $4,714,180)	137,460
33	NOK/USD Norwegian Krone June 2016
	(Underlying Face Amount at Fair Value $7,980,720)	227,370
2,322	OMXS30 Index April 2016
	(Underlying Face Amount at Fair Value $38,499,457)	(655,948)
79	Polish Zloty June 2016
	(Underlying Face Amount at Fair Value $10,586,000)	422,255
274	Russian Ruble Future June 2016
	(Underlying Face Amount at Fair Value $10,014,700)	599,389
659	Swiss Franc Future June 2016
	(Underlying Face Amount at Fair Value $86,032,450)	1,841,081
134	Swiss Mkt IX June 2016
	(Underlying Face Amount at Fair Value $10,729,791)	345
49	TOPIX Index Future June 2016
	(Underlying Face Amount at Fair Value $5,872,650)	(1,395)
71	TRY USD Currency June 2016
	(Underlying Face Amount at Fair Value $12,354,000)	442,330
3,651	US 10 Year Future June 2016
	(Underlying Face Amount at Fair Value $476,057,541)	(2,228,122)
150	USD SGD Currency April 2016
	(Underlying Face Amount at Fair Value $5,032,500)	(139,040)
347	USD/CZK June 2016
	(Underlying Face Amount at Fair Value $34,630,600)	(802,977)
183	USD/HUF June 2016
	(Underlying Face Amount at Fair Value $18,318,300)	(259,494)
		1,156,625

Equinox IPM Systematic Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Contracts			Unrealized Appreciation (Depreciation)
	SHORT FUTURES CONTRACTS
1,038	10 YR AUD Government Bond June 2016
	(Underlying Face Amount at Fair Value $32,346,058)		$ (776,200)
59	AEX Index (Amsterdam) April 2016
	(Underlying Face Amount at Fair Value $5,910,691)		20,770
772	Australian Dollar Future June 2016
	(Underlying Face Amount at Fair Value $59,058,000)		(1,771,740)
653	British Pound Future June 2016
	(Underlying Face Amount at Fair Value $58,659,806)		(338,744)
3,375	Canadian 10 Year Bond June 2016
	(Underlying Face Amount at Fair Value $367,706,250)		1,881,329
437	Canadian Dollar Future June 2016
	(Underlying Face Amount at Fair Value $33,679,590)		(926,440)
297	FTSE 100 Index June 2016
	(Underlying Face Amount at Fair Value $26,093,244)		(192,582)
269	INR/USD April 2016
	(Underlying Face Amount at Fair Value $8,100,128)		(107,600)
373	KRW USD Currency April 2016
	(Underlying Face Amount at Fair Value $8,196,675)		(444,803)
1,288	Long Gilt Future June 2016
	(Underlying Face Amount at Fair Value $224,391,496)		(585,637)
295	New Zealand Dollar June 2016
	(Underlying Face Amount at Fair Value $20,343,200)		(488,269)
69	S&P 500 Future June 2016
	(Underlying Face Amount at Fair Value $35,388,375)		(1,116,137)
123	S&P/TSX 60 IX Future June 2016
	(Underlying Face Amount at Fair Value $14,951,117)		(86,385)
333	SPI 200 June 2016
	(Underlying Face Amount at Fair Value $32,423,719)		252,846
379	Swedish Krona Future June 2016
	(Underlying Face Amount at Fair Value $93,552,360)		(2,891,770)
127	USD ZAR Currency June 2016
	(Underlying Face Amount at Fair Value $189,903,100)		554,716
			(7,016,646)
		NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	$ (5,860,021)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016 for the Fund’s assets and liabilities measured at fair value:
Assets	Level 1	level 2	Level 3	Total
U.S. Treasury Notes	$ -	$ 120,216,440	$ -	$ 120,216,440
U.S. Treasury Bills	-	130,359,134	-	130,359,134
Swap Contract	-	729,799	-	729,799
Total	$ -	$ 251,305,373	$ -	$ 251,305,373
Liabilities	Level 1	level 2	Level 3	Total
Futures Contracts	$ 5,860,021	$ -	$ -	$ 5,860,021
Total	$ 5,860,021	$ -	$ -	$ 5,860,021

There were no transfers in to or out of any level during the current period presented. It is the Fund’s policy to record transfers between levels at the end of the reporting period. The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiary – Equinox IPM Systematic Macro Fund with its subsidiary Equinox IPM Systematic Macro LLC (“IPM-CDC”) – The Consolidated Financial Statements include the accounts of IPM-CDC, a wholly-owned and controlled domestic corporation (“CDC”). All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in its CDC which acts as an investment vehicle in order to effect certain investments consistent with its respective investment objectives and policies.

The CDC utilizes a diversifed portfolio of futures contracts and futures-related instruments such as forwards and swaps in broadly diversified global markets across three major asset classes: currencies, fixed income and stock indices to facilitate the Fund's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned derivative products, the Fund may have increased or decreased exposure to one or more of the risk factors including, with respect to the IPM Porgram, swap agreements, defined in the Principal Investment Risks section of their Prospectus.

A summary of the Fund's investment in the CDC is as follows:

	Inception Date of CDC	CDC Net Assets at March 31, 2016	% Of Total Net Assets at March 31, 2016
IPM-CDC	7/8/2015	$ 53,774,355	13%

Swap Agreements – The Fund is subject to equity price risk and/or interest rate risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. The Fund utilizes a total return swap with Deutsche Bank AG, London Branch, that provides exposure to the total returns of the IPM Systematic Macro Trading Program of IPM. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. As of March 31, 2016, the Fund had unrealized appreciation of $729,799 from swap contracts.

The notional values of the derivative instruments outstanding as of March 31, 2016 as disclosed in the Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

*/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 5/27/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 5/27/16

By (Signature and Title)

*/s/ Vance J. Sanders

Vance J. Sanders, Principal Financial Officer

Date 5/27/16